Schedule of the changes in the fair value of PPAs liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	$ 4,142
Balance at December 31, 2025		4,142
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	4,142
Conversion of Pre-Paid Advance into common stock	(3,869)
Change in fair value of PPAs liability	(273)	406
Balance at December 31, 2025		4,142
Issuance of Pre-Paid Advance		7,125
Partial conversion of Pre-Paid Advance into common stock		$ (3,389)